Property, Plant and Equipment, Net	9 Months Ended
Sep. 30, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment, Net

13. PROPERTY, PLANT AND EQUIPMENT, NET

	Oil and Gas Properties	Processing, Transportation and Storage Assets	Manufacturing Assets	Retail and Other (1)	Total
COST
As at December 31, 2020 (2)	29,867	218	5,671	1,290	37,046
Acquisitions (Note 4)	8,745	—	4,423	577	13,745
Additions	852	10	756	80	1,698
Change in Decommissioning Liabilities	5	—	11	1	17
Exchange Rate Movements and Other	3	—	(58)	(17)	(72)
Divestitures	(265)	—	—	—	(265)
As at September 30, 2021	39,207	228	10,803	1,931	52,169

ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
As at December 31, 2020 (2)	8,361	42	2,195	1,037	11,635
Depreciation, Depletion and Amortization	2,508	7	389	89	2,993
Exchange Rate Movements and Other	(1)	—	(20)	(1)	(22)
Divestitures	(36)	—	—	—	(36)
As at September 30, 2021	10,832	49	2,564	1,125	14,570

CARRYING VALUE
As at December 31, 2020 (2)	21,506	176	3,476	253	25,411
As at September 30, 2021	28,375	179	8,239	806	37,599
(1)Includes retail assets, office furniture, fixtures, leasehold improvements, information technology and aircraft.
(2)Balances for periods prior to January 1, 2021, have been reclassified to conform with the current period’s presentation of asset classes.